Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

Note 13. Segment Information
Reportable Segments
As discussed in Note 1, in November 2018, we announced a strategic reorganization of our business. Under the new structure, effective April 1, 2019, there are two reportable segments that we operate and manage as strategic business units - Consumer and Business. In conjunction with the new reporting structure, we recast our segment disclosures for all periods presented. We measure and evaluate our reportable segments based on segment operating income, consistent with the chief operating decision maker’s assessment of segment performance.

Our segments and their principal activities consist of the following:

Segment	Description
Verizon Consumer Group
Our Consumer segment provides consumer-focused wireless and wireline communications services and products. Our wireless services are provided across one of the most extensive wireless networks in the United States under the Verizon Wireless brand and through wholesale and other arrangements. Our wireline services are provided in nine states in the Mid-Atlantic and Northeastern U.S., as well as Washington D.C., over our 100% fiber-optic network under the Fios brand and over a traditional copper-based network to customers who are not served by Fios.

Verizon Business Group
Our Business segment provides wireless and wireline communications services and products, video and data services, corporate networking solutions, security and managed network services, local and long distance voice services and network access to deliver various Internet of Things services and products. We provide these products and services to businesses, government customers and wireless and wireline carriers across the U.S. and select products and services to customers around the world.

Our Consumer segment's wireless and wireline products and services are available to our retail customers, as well as resellers that purchase wireless network access from us on a wholesale basis. Our Business segment’s wireless and wireline products and services are organized by the primary customer groups targeted by these offerings: Global Enterprise; Small and Medium Business; Public Sector and Other; and Wholesale.

Corporate and other includes the results of our media business,Verizon Media, and other businesses, investments in unconsolidated businesses, unallocated corporate expenses, certain pension and other employee benefit related costs and interest and financing expenses. Corporate and other also includes the historical results of divested businesses and other adjustments and gains and losses that are not allocated in assessing segment performance due to their nature. Although such transactions are excluded from the business segment results, they are included in reported consolidated earnings. Gains and losses from these transactions that are not individually significant are included in segment results as these items are included in the chief operating decision maker’s assessment of segment performance.

We completed our acquisition of Yahoo's operating business on June 13, 2017 and as such results are included since the acquisition date.

In May 2017, we completed the Data Center Sale, where we sold 23 customer-facing data center sites in the U.S. and Latin America to Equinix. The results of operations for this divestiture and other insignificant transactions are included within Corporate and other for all periods presented to reflect comparable segment operating results consistent with the information regularly reviewed by our chief operating decision maker.

The reconciliation of segment operating revenues and expenses to consolidated operating revenues and expenses below includes the effects of special items that the chief operating decision maker does not consider in assessing segment performance, primarily because of their nature.

On January 1, 2018, we adopted ASU 2017-07, "Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost." Components other than the service component of net periodic pension cost and periodic postretirement benefit cost (income), inclusive of the mark-to-market pension and benefit remeasurements, have been reclassified from operating to non-operating charges (benefits) in our consolidated statements of income. The adoption of ASU 2017-07 did not change how we present our segment results.

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2018	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$64,207	$—	$64,207
Wireless equipment	18,874	—	18,874
Other	6,447	—	6,447
Global Enterprise	—	11,197	11,197
Small and Medium Business	—	10,732	10,732
Public Sector and Other	—	5,830	5,830
Wholesale	—	3,713	3,713
Intersegment revenues	234	62	296
Total Operating Revenues(1)	89,762	31,534	121,296

Cost of services	15,335	10,859	26,194
Cost of wireless equipment	18,763	4,560	23,323
Selling, general and administrative expense	15,701	7,689	23,390
Depreciation and amortization expense	11,952	4,258	16,210
Total Operating Expenses	61,751	27,366	89,117
Operating Income	$28,011	$4,168	$32,179
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $28.1 billion and $3.4 billion, respectively, for the year ended December 31, 2018.

	(dollars in millions)
2017	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$63,769	$—	$63,769
Wireless equipment	17,292	—	17,292
Other	5,735	—	5,735
Global Enterprise	—	11,444	11,444
Small and Medium Business	—	9,793	9,793
Public Sector and Other	—	5,652	5,652
Wholesale	—	3,978	3,978
Intersegment revenues	258	46	304
Total Operating Revenues(1)	87,054	30,913	117,967

Cost of services	14,981	11,094	26,075
Cost of wireless equipment	17,713	4,434	22,147
Selling, general and administrative expense	17,292	7,448	24,740
Depreciation and amortization expense	11,308	4,483	15,791
Total Operating Expenses	61,294	27,459	88,753
Operating Income	$25,760	$3,454	$29,214
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $29.3 billion and $1.6 billion, respectively, for the year ended December 31, 2017.

	(dollars in millions)
2016	Consumer	Business	Total Reportable Segments
External Operating Revenues
Service	$67,407	$—	$67,407
Wireless equipment	16,372	—	16,372
Other	5,505	—	5,505
Global Enterprise	—	11,359	11,359
Small and Medium Business	—	9,016	9,016
Public Sector and Other	—	5,115	5,115
Wholesale	—	4,001	4,001
Intersegment revenues	217	46	263
Total Operating Revenues(1)	89,501	29,537	119,038

Cost of services	15,101	11,436	26,537
Cost of wireless equipment	18,247	3,991	22,238
Selling, general and administrative expense	18,832	6,827	25,659
Depreciation and amortization expense	10,792	4,472	15,264
Total Operating Expenses	62,972	26,726	89,698
Operating Income	$26,529	$2,811	$29,340
(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $28.4 billion and $1.1 billion, respectively, for the year ended December 31, 2016.

The following table provides Fios revenues for our two reportable segments:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Consumer	$11,056	$10,903	$10,503
Business	883	788	733
Total Fios revenue	$11,939	$11,691	$11,236

The following table provides Wireless service revenue under our current reportable structure and includes intersegment activity:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Consumer	$52,458	$51,954	$55,649
Business	10,484	11,094	10,807
Total Wireless service revenue	$62,942	$63,048	$66,456

Reconciliation to Consolidated Financial Information
A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Revenues
Total reportable segments	$121,296	$117,967	$119,038
Corporate and other	9,936	8,098	5,172
Reconciling items:
Operating results from divested businesses (Note 3)	—	368	2,115
Eliminations	(369)	(399)	(345)
Consolidated Operating Revenues	$130,863	$126,034	$125,980

A reconciliation of the total of the reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Income
Total reportable segments	$32,179	$29,214	$29,340
Corporate and other	(1,326)	(1,119)	(1,236)
Reconciling items:
Severance charges (Note 11)	(2,157)	(497)	(421)
Other components of net periodic pension and benefit (charges) credits (Note 11)	(823)	(800)	(578)
Net gain on sale of divested businesses (Note 3)	—	1,774	1,007
Acquisition and integration related charges (Note 3)	(553)	(884)	—
Gain on spectrum license transaction (Note 3)	—	270	142
Operating results from divested businesses	—	149	995
Oath goodwill impairment	(4,591)	—	—
Product realignment charges	(451)	(682)	—
Consolidated operating income	22,278	27,425	29,249
Equity in losses of unconsolidated businesses	(186)	(77)	(98)
Other income (expense), net	2,364	(2,021)	(3,789)
Interest expense	(4,833)	(4,733)	(4,376)
Income Before (Provision) Benefit For Income Taxes	$19,623	$20,594	$20,986

No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2018, 2017 and 2016. International operating revenues are not significant.

The chief operating decision maker does not review disaggregated assets on a segment basis; therefore, such information is not presented. Depreciation included in the measure of segment profitability is primarily allocated based on proportional usage.